Debt and Credit Agreements (Details 2) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 12, 2013	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 854,897,000	$ 803,415,000				$ 803,415,000
Less: current maturities	(25,188,000)	(20,257,000)				(20,257,000)
Total Long-term Debt	829,709,000	783,158,000				783,158,000
Cash payments for interest on all debt	44,200,000	50,100,000	45,500,000
Minimum consolidated interest coverage ratio, numerator	3.0
Minimum consolidated interest coverage ratio, denominator	1
Maturities of Long-term Debt [Abstract]
2016	11,732,000
2017	363,047,000
2018	453,759,000
2019	876,000
Senior Notes [Member] | 5.75% notes due May 15, 2018
Debt Instrument [Line Items]
Long-term Debt	448,626,000	448,268,000				448,268,000
Stated interest rate	5.75%	5.75%				5.75%
Redemption price (percent)	101.00%
Senior Notes [Member] | 2.7% notes due October 15, 2015
Debt Instrument [Line Items]
Long-term Debt	249,733,000	249,373,000				249,373,000
Stated interest rate	2.70%	2.70%				2.70%
Debt Instrument, Redemption Price, Percentage	101.00%
Other financing payable in varying amounts due principally through 2018 with a weighted-average interest rate of 2.7% and 9.4% at December 31, 2012 and 2011, respectively
Debt Instrument [Line Items]
Long-term Debt	156,538,000	105,774,000				105,774,000
Weighted average interest rate	4.00%	3.60%				3.60%
Line of credit
Debt Instrument [Line Items]
Maximum proportion of subsidiary consolidated indebtedness to consolidated tangible assets	10.00%
Line of credit
Debt Instrument [Line Items]
Minimum consolidated interest coverage ratio, numerator				3.5
Minimum consolidated interest coverage ratio, denominator				1
Debt Issuance Cost					$ 400,000	$ 300,000